Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Value
	COMMON STOCKS - 25.0%
	ASSET MANAGEMENT - 0.5%
1,919	Raymond James Financial, Inc.	$135,098
1,136	The Charles Schwab Corporation	148,566
		283,664
	AUTOMOTIVE - 1.0%
1,873	Aptiv PLC	269,506
5,677	BorgWarner, Inc.	275,789
		545,295
	BANKING - 1.0%
953	Citizens Financial Group, Inc.	44,105
605	Comerica, Inc.	45,472
1,193	Fifth Third Bancorp	48,364
244	First Republic Bank	44,711
2,682	Huntington Bancshares, Inc.	41,088
2,036	KeyCorp.	44,303
269	M&T Bank Corp.	42,419
2,281	People’s United Financial, Inc.	41,355
243	PNC Financial Services Group, Inc.	45,429
1,975	Regions Financial Corp.	43,055
80	SVB Financial Group *	45,746
718	Truist Financial Corp.	42,585
772	Zions Bancorp NA	43,078
		571,710
	CHEMICALS - 1.9%
4,116	Dow, Inc.	257,250
4,780	Eastman Chemical Co.	551,564
2,621	LyondellBasell Industries N.V.	271,903
		1,080,717
	COMMERCIAL SUPPORT SERVICES - 1.0%
6,265	Robert Half International, Inc.	548,877

	ELECTRIC UTILITIES - 1.0%
19,634	The AES Corp.	546,218

	ENGINEERING & CONSTRUCTION - 0.9%
5,575	Quanta Services, Inc.	538,768

	ENTERTAINMENT CONTENT - 0.9%
2,422	Discovery, Inc. *	91,213
2,854	Discovery, Inc. - Series C *	92,213
2,916	Fox Corporation	109,117
3,014	Fox Corporation Class B	109,649
2,334	ViacomCBS, Inc.	95,741
		497,933
	HOME & OFFICE PRODUCTS - 1.4%
5,446	Leggett & Platt, Inc.	270,503
19,656	Newell Brands, Inc.	529,926
		800,429
	HOME CONSTRUCTION - 1.5%
1,477	DR Horton, Inc.	145,174
1,300	Lennar Corp.	134,680
1,292	Mohawk Industries, Inc. *	265,506
28	NVR, Inc. *	140,507
2,510	PulteGroup, Inc.	148,391
		834,258

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares		Value
	INDUSTRIAL SUPPORT SERVICES - 0.9%
3,490	Fastenal Co.	$182,457
533	United Rentals, Inc. *	170,533
427	WW Grainger, Inc.	185,122
		538,112
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
418	Goldman Sachs Group, Inc.	145,652
1,745	Morgan Stanley	144,050
		289,702
	INTERNET MEDIA & SERVICES - 0.3%
32	Booking Holdings, Inc. *	78,915
437	Expedia Group, Inc.	77,013
		155,928
	LEISURE FACILITIES & SERVICES - 1.6%
1,204	Caesars Entertainment, Inc. *	117,799
2,833	Carnival Corporation	79,211
622	Hilton Worldwide Holdings, Inc.	80,051
1,733	Las Vegas Sands Corp.	106,164
508	Marriott International, Inc.	75,448
2,771	MGM Resorts International	112,835
2,726	Norwegian Cruise Line Holdings Ltd. *	84,642
1,004	Penn National Gaming, Inc. *	89,476
878	Royal Caribbean Cruises Ltd.	76,342
840	Wynn Resorts Ltd.	107,856
		929,824
	MACHINERY - 1.1%
568	Caterpillar, Inc.	129,566
1,407	Deere & Company	521,786
		651,352
	METALS & MINING - 1.0%
14,335	Freeport-McMoRan, Inc.	540,573

	PUBLISHING & BROADCASTING - 1.0%
10,350	News Corporation	271,118
11,219	News Corporation - Class A	272,734
		543,852
	REAL ESTATE SERVICES - 1.0%
6,464	CBRE Group, Inc. *	550,733

	RENEWABLE ENERGY - 0.2%
654	Enphase Energy, Inc. *	91,070

	SEMICONDUCTORS - 0.7%
788	Applied Materials, Inc.	104,575
319	KLA Corporation	100,597
177	Lam Research Corporation	109,820
856	Teradyne, Inc.	107,068
		422,060
	SPECIALTY FINANCE - 1.0%
890	American Express Company	136,482
922	Capital One Financial Corporation	137,452
1,203	Discover Financial Services	137,142
3,237	Synchrony Financial	141,586
		552,662
	STEEL - 1.0%
6,558	Nucor Corp.	539,461

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

Shares		Value
	TRANSPORTATION & LOGISTICS - 2.9%
1,521	Alaska Air Group, Inc.	$105,162
4,405	American Airlines Group, Inc.	95,677
1,441	CH Robinson Worldwide, Inc.	139,892
2,269	Delta Air Lines, Inc.	106,461
1,222	Expeditors International of Washington, Inc.	134,249
463	FedEx Corporation	134,414
1,566	JB Hunt Transport Services, Inc.	267,332
1,095	Old Dominion Freight Line, Inc.	282,302
1,878	Southwest Airlines Company	117,901
1,830	United Airlines Holdings, Inc. *	99,552
675	United Parcel Service, Inc.	137,606
		1,620,548
	TRANSPORTATION EQUIPMENT - 0.7%
536	Cummins, Inc.	135,093
1,476	PACCAR, Inc.	132,663
1,662	Westinghouse Air Brake Technologies Corp.	136,400
		404,156

	TOTAL COMMON STOCKS (Cost $11,649,122)	14,077,902

	EXCHANGE TRADED FUNDS - 60.8%
	COMMODITY - 5.9%
185,628	Invesco DB Commodity Index Tracking Fund	3,324,597

	EQUITY - 26.6%
336,766	Arrow DWA Tactical: International ETF # ##	11,737,238
5,914	Vanguard Small-Cap Growth ETF	1,683,420
9,335	Vanguard Small-Cap Value ETF	1,607,954
		15,028,612
	FIXED INCOME - 24.7%
82,297	iShares 1-3 Year Treasury Bond ETF	7,100,585
23,892	iShares iBoxx High Yield Corporate Bond ETF	2,089,116
22,138	iShares TIPS Bond ETF	2,811,305
22,586	SPDR Bloomberg Barclays Convertible Securities ETF	1,927,263
		13,928,269
	MIXED ALLOCATION - 3.6%
20,526	Arrow Reserve Capital Management ETF #	2,053,729

	TOTAL EXCHANGE TRADED FUNDS (Cost $30,458,853)	34,335,207

	EXCHANGE TRADED NOTE - 3.2%
101,018	JPMorgan Alerian MLP Index ETN (Cost $1,687,890)	1,782,968

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
PURCHASED PUT OPTIONS - 0.1%
S&P500 EMINI	110	$18,700,000	$3,400	6/18/2021	$41,250
S&P500 EMINI	40	7,200,000	3,600	6/18/2021	26,200
TOTAL PURCHASED PUT OPTIONS (Cost $496,375)					67,450

Shares		Value
	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUNDS - 5.1%
2,021,932	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01% ^	2,021,932
855,039	Fidelity Money Market Portfolio - Class I to yield 0.01%^ +	855,039
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,876,972)	2,876,971

	TOTAL INVESTMENTS - 94.2% (Cost $47,169,212)	$53,140,498
	WRITTEN CALL OPTIONS - (0.7)% (Premiums Received - $173,438)	(410,625)
	OTHER ASSETS LESS LIABILITIES - 6.5%	3,648,129
	NET ASSETS - 100.0%	$56,378,002

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
WRITTEN CALL OPTIONS - (0.7)%
S&P500 EMINI	75	$15,562,500	$4,150	6/18/2021	$410,625
TOTAL WRITTEN CALL OPTIONS (Premiums Received $173,438)					$410,625

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(a)	All or a portion of this security is pledged as collateral for swap agreements.

PLC - Public Limited Company

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
April 30, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$2,429,117	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2021	$(8,177)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of April 30, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
22	2 Yr T-Note	Jun-21	Morgan Stanley	$4,952,297	10.08%	$(70)
1	Aussie 10Yr Bond	Jun-21	Morgan Stanley	141,029	0.29%	108
51	Aussie 3 Yr Bond	Jun-21	Morgan Stanley	4,572,228	9.31%	515
6	Australian Dollar CME	Jun-21	Morgan Stanley	468,014	0.95%	(2,911)
8	British Pound CME	Jun-21	Morgan Stanley	656,488	1.34%	(4,422)
4	CAC Index	May-21	Morgan Stanley	278,049	0.57%	2,189
11	Canadian Dollar CME	Jun-21	Morgan Stanley	917,935	1.87%	18,145
5	CFE Vix	Jul-21	Morgan Stanley	120,866	0.25%	2,699
3	CFE Vix	Aug-21	Morgan Stanley	73,463	0.15%	1,585
1	DAX Index	Jun-21	Morgan Stanley	399,107	0.81%	9,800
1	Emini Nasdaq	Jun-21	Morgan Stanley	303,121	0.62%	8,933
2	Emini S&P	Jun-21	Morgan Stanley	365,444	0.74%	4,673
1	ERX Bobl	Jun-21	Morgan Stanley	127,431	0.26%	(272)
3	EUR/USD CME	Jun-21	Morgan Stanley	510,228	1.04%	1,594
28	Euribor	Dec-22	Morgan Stanley	8,574,795	17.46%	(4,208)
8	Euro_Stoxx50	Jun-21	Morgan Stanley	388,767	0.79%	8,766
4	FTSE Index	Jun-21	Morgan Stanley	351,232	0.72%	7,368
2	Hang Seng Index	May-21	Morgan Stanley	361,766	0.74%	(2,778)
0 *	Japan Govt Bond OSE	Jun-21	Morgan Stanley	303,026	0.62%	(456)
22	Mexican Peso CME	Jun-21	Morgan Stanley	538,645	1.10%	5,083
4	Mini Dow	Jun-21	Morgan Stanley	720,550	1.47%	18,272
1	OSK Nikkei	Jun-21	Morgan Stanley	202,391	0.41%	(1,682)
5	SFE SPI 200	Jun-21	Morgan Stanley	656,776	1.34%	16,051
1	Swiss Franc CME	Jun-21	Morgan Stanley	161,812	0.33%	(4,836)
1	Topix Index	Jun-21	Morgan Stanley	150,666	0.31%	(243)
1	US 10 Yr Notes	Jun-21	Morgan Stanley	166,154	0.34%	(263)
						$83,640

Open Short Future
Contracts
(6)	5 Yr T-Note	Jun-21	Morgan Stanley	(739,156)	1.50%	(1,173)
(3)	CFE Vix	Jun-21	Morgan Stanley	(66,925)	0.14%	(995)
(4)	CFE Vix	May-21	Morgan Stanley	(81,633)	0.17%	1,415
(46)	ERX 2 Bund	Jun-21	Morgan Stanley	(6,200,485)	12.62%	1,638
(6)	Euro Bund	Jun-21	Morgan Stanley	(1,263,656)	2.57%	7,848
(6)	Eurodollars	Dec-22	Morgan Stanley	(5,720,089)	11.65%	(118)
(9)	Gilts	Jun-21	Morgan Stanley	(1,572,507)	3.20%	9,922
(5)	Japanese Yen CME	Jun-21	Morgan Stanley	(550,797)	1.12%	1,218
(16)	Short Sterling	Dec-22	Morgan Stanley	(2,793,679)	5.69%	1,216
(3)	US T.Bond	Jun-21	Morgan Stanley	(430,197)	0.88%	1,192
						$22,163

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 6.55%.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate		Unrealized
April 30, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Appreciation
$3,616,964	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2021	$34,724
Net Unrealized Appreciation on Swap Contracts						$26,547

++	All of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of April 30, 2021.

							Unrealized
Open Long Future							Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
6		Beanmeal	Jul-21	Morgan Stanley	$270,662	3.48%	$2,323
0	*	Beanoil	Jul-21	Morgan Stanley	269,326	3.46%	49,307
13		Brent Oil	Aug-21	Morgan Stanley	223,396	2.87%	4,901
1		Cocoa NY	Jul-21	Morgan Stanley	38,599	0.50%	(1,746)
2		Coffee NY	Jul-21	Morgan Stanley	127,211	1.63%	6,428
4		Corn	Jul-21	Morgan Stanley	312,012	4.01%	59,721
1		Cotton	Jul-21	Morgan Stanley	176,982	2.27%	7,595
6		Crude Oil	Jun-21	Morgan Stanley	181,327	2.33%	2,315
1		Crude Oil	Aug-21	Morgan Stanley	12,278	0.16%	9
5		Gas Oil LDN	Jun-21	Morgan Stanley	169,918	2.18%	6,156
1		Gasoline Blendstock	Jun-21	Morgan Stanley	288,269	3.70%	12,862
2		Heating Oil	Jun-21	Morgan Stanley	204,102	2.62%	9,111
0	*	Heating Oil	Aug-21	Morgan Stanley	10,489	0.13%	(210)
2		Hi Gr. Copper	Jul-21	Morgan Stanley	311,323	4.00%	3,460
0	*	KCBT Red Wheat	Jul-21	Morgan Stanley	134,516	1.73%	14,187
1		Lean Hogs	Jun-21	Morgan Stanley	290,172	3.73%	21,308
4		Lean Hogs	Aug-21	Morgan Stanley	13,676	0.18%	198
5		Live Cattle	Jun-21	Morgan Stanley	108,807	1.40%	(6,742)
0	*	Silver CMX	Jul-21	Morgan Stanley	150,931	1.94%	(670)
3		Soybeans	Jul-21	Morgan Stanley	437,560	5.62%	23,818
1		Sugar NY	Jul-21	Morgan Stanley	225,578	2.90%	5,995
4		Wheat	Jul-21	Morgan Stanley	211,928	2.72%	23,611
							$243,937

Open Short Future
Contracts
(0	) *	Gold CMX	Jun-21	Morgan Stanley	(80,204)	1.03%	272
(4)		Natural Gas	Jun-21	Morgan Stanley	(108,288)	1.39%	(10,420)
(0	) *	Natural Gas	Aug-21	Morgan Stanley	(9,687)	0.12%	(52)
							$(10,200)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 43.90%.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 90.4%
	EQUITY - 90.4%
139,959	Financial Select Sector SPDR Fund	$5,074,913
56,083	First Trust Mid Cap Core AlphaDEX Fund	5,498,938
52,273	First Trust Small Cap Core AlphaDEX Fund	4,810,245
97,744	iShares MSCI Emerging Markets ETF	5,276,221
40,237	iShares S&P Small-Cap 600 Growth ETF	5,254,147
66,100	Materials Select Sector SPDR Fund	5,488,944
58,170	Technology Select Sector SPDR Fund	8,126,349
24,596	Vanguard Mid-Cap Growth ETF	5,542,955
33,010	Vanguard Small-Cap Value ETF	5,685,973
	TOTAL EXCHANGE TRADED FUNDS (Cost $41,360,067)	50,758,685

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
PURCHASED PUT OPTIONS - 0.1%
S&P500 EMINI	108	$18,360,000	$3,400	6/18/2021	40,500
S&P500 EMINI	39	7,020,000	3,600	6/18/2021	25,545
TOTAL PURCHASED PUT OPTIONS (Cost $461,663)					66,045

	SHORT-TERM INVESTMENT - 5.7%
	MONEY MARKET FUND - 5.7%
3,187,157	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.01%^ + (Cost $3,187,157)	3,187,157

	TOTAL INVESTMENTS - 96.2% (Cost $45,008,887)	$54,011,887
	WRITTEN CALL OPTIONS - (0.7)% (Premiums Received - $175,750)	(405,150)
	OTHER ASSETS LESS LIABILITIES - 4.5%	2,514,302
	NET ASSETS - 100.0%	$56,121,039

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.
^	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
WRITTEN CALL OPTION - (0.7)%
S&P500 EMINI	74	$15,355,000	$4,150	6/18/2021	$405,150
TOTAL WRITTEN CALL OPTION (Premiums Received $175,750)					$405,150

Long					Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Notional Amount	Appreciation
86	Goldman Sachs & Co. LLC	NYMEX Light Sweet Crude Oil Future ++	Dec-21	$5,205,580	$228,588
Total Unrealized Appreciation from Open Long Future Contracts					$228,588

Arrow DWA Tactical: Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 97.4%
	FIXED INCOME - 97.4%
13,083	iShares 1-3 Year Treasury Bond ETF	$1,128,801
3,141	iShares Convertible Bond ETF	316,079
13,807	SPDR Portfolio TIPS ETF	426,636
7,600	Xtrackers USD High Yield Corporate Bond ETF	304,988
	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,026,186)	2,176,504

	SHORT TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
58,935	Fidelity Investments Money Market Fund - Government Portfolio - Class I, to yield 0.01% ^ (Cost $58,935)	58,935

	TOTAL INVESTMENTS - 100.1% (Cost $2,085,121)	$2,235,439
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,152)
	NET ASSETS - 100.0%	$2,234,287

^	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Value
	EXCHANGE TRADED FUND - 44.7%
	MIXED ALLOCATION - 44.7%
425,777	Arrow Reserve Capital Management ETF + # (Cost $42,625,145)	$42,601,118

	SHORT-TERM INVESTMENTS - 23.0%
	MONEY MARKET FUNDS - 23.0%
21,885,761	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01%^ (Cost $21,885,761)	21,885,761

	TOTAL INVESTMENTS - 67.7% (Cost $64,510,906)	$64,486,879
	OTHER ASSETS LESS LIABILITIES - 32.3%	30,820,215
	NET ASSETS - 100.0%	$95,307,094

^	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(a)	Pledged as collateral for swap agreements.

#	Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate	Maturity	Unrealized
April 30, 2021	Description	Counterparty	Fixed Rate Paid	Received	Date	Depreciation
$41,984,866	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2021	$(159,407)

Additional Information - Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of April 30, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
388	2 Yr T-Note	Jun-21	Morgan Stanley	$85,558,406	10.08%	$(1,211)
23	Aussie 10Yr Bond	Jun-21	Morgan Stanley	2,436,492	0.29%	1,859
875	Aussie 3 Yr Bond	Jun-21	Morgan Stanley	78,992,136	9.31%	8,900
105	Australian Dollar CME	Jun-21	Morgan Stanley	8,085,646	0.95%	(50,290)
131	British Pound CME	Jun-21	Morgan Stanley	11,341,818	1.34%	(76,400)
64	CAC Index	May-21	Morgan Stanley	4,803,717	0.57%	37,812
195	Canadian Dollar CME	Jun-21	Morgan Stanley	15,858,705	1.87%	313,487
89	CFE Vix	Jul-21	Morgan Stanley	2,088,134	0.25%	46,626
53	CFE Vix	Aug-21	Morgan Stanley	1,269,193	0.15%	27,382
15	DAX Index	Jun-21	Morgan Stanley	6,895,184	0.81%	169,305
19	Emini Nasdaq	Jun-21	Morgan Stanley	5,236,879	0.62%	154,341
30	Emini S&P	Jun-21	Morgan Stanley	6,313,596	0.74%	80,742
16	ERX Bobl	Jun-21	Morgan Stanley	2,201,569	0.26%	(4,703)
59	EUR/USD CME	Jun-21	Morgan Stanley	8,814,959	1.04%	27,542
491	Euribor	Dec-22	Morgan Stanley	148,142,505	17.46%	(72,691)
142	Euro_Stoxx50	Jun-21	Morgan Stanley	6,716,531	0.79%	151,440
63	FTSE Index	Jun-21	Morgan Stanley	6,068,061	0.72%	127,291
34	Hang Seng Index	May-21	Morgan Stanley	6,250,053	0.74%	(47,994)
4	Japan Govt Bond OSE	Jun-21	Morgan Stanley	5,235,238	0.62%	(7,870)
379	Mexican Peso CME	Jun-21	Morgan Stanley	9,305,905	1.10%	87,812
74	Mini Dow	Jun-21	Morgan Stanley	12,448,580	1.47%	315,673
13	OSK Nikkei	Jun-21	Morgan Stanley	3,496,616	0.41%	(29,058)
84	SFE SPI 200	Jun-21	Morgan Stanley	11,346,801	1.34%	277,307
16	Swiss Franc CME	Jun-21	Morgan Stanley	2,795,555	0.33%	(83,541)
16	Topix Index	Jun-21	Morgan Stanley	2,602,980	0.31%	(4,205)
22	US 10 Yr Notes	Jun-21	Morgan Stanley	2,870,565	0.34%	(4,549)
						$1,445,007
Open Short Future
Contracts
(103)	5 Yr T-Note	Jun-21	Morgan Stanley	(12,770,032)	1.50%	$(20,257)
(52)	CFE Vix	Jun-21	Morgan Stanley	(1,156,226)	0.14%	(17,196)
(69)	CFE Vix	May-21	Morgan Stanley	(1,410,341)	0.17%	24,445
(795)	ERX 2 Bund	Jun-21	Morgan Stanley	(107,122,734)	12.62%	28,298
(107)	Euro Bund	Jun-21	Morgan Stanley	(21,831,566)	2.57%	135,581
(99)	Eurodollars	Dec-22	Morgan Stanley	(98,823,161)	11.65%	(2,044)
(154)	Gilts	Jun-21	Morgan Stanley	(27,167,433)	3.20%	171,423
(83)	Japanese Yen CME	Jun-21	Morgan Stanley	(9,515,853)	1.12%	21,036
(281)	Short Sterling	Dec-22	Morgan Stanley	(48,265,025)	5.69%	21,018
(47)	US T.Bond	Jun-21	Morgan Stanley	(7,432,303)	0.88%	20,597
						$382,901

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 6.55%.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate	Maturity	Unrealized
April 30, 2021	Description	Counterparty	Fixed Rate Paid	Received	Date	Appreciation
$52,185,757	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2021	$500,966

Net Unrealized Appreciation on Swap Contracts						$341,559

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information - Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of April 30, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
92	Beanmeal	Jul-21	Morgan Stanley	$3,905,118	3.48%	$33,517
104	Beanoil	Jul-21	Morgan Stanley	3,885,848	3.46%	711,403
49	Brent Oil	Aug-21	Morgan Stanley	3,223,164	2.87%	70,709
23	Cocoa NY	Jul-21	Morgan Stanley	556,901	0.50%	(25,184)
35	Coffee NY	Jul-21	Morgan Stanley	1,835,408	1.63%	92,741
134	Corn	Jul-21	Morgan Stanley	4,501,725	4.01%	861,654
58	Cotton	Jul-21	Morgan Stanley	2,553,498	2.27%	109,575
41	Crude Oil	Jun-21	Morgan Stanley	2,616,193	2.33%	33,395
3	Crude Oil	Aug-21	Morgan Stanley	177,142	0.16%	131
46	Gas Oil LDN	Jun-21	Morgan Stanley	2,451,582	2.18%	88,819
48	Gasoline Blendstock	Jun-21	Morgan Stanley	4,159,165	3.70%	185,571
36	Heating Oil	Jun-21	Morgan Stanley	2,944,789	2.62%	131,451
2	Heating Oil	Aug-21	Morgan Stanley	151,337	0.13%	(3,024)
40	Hi Gr. Copper	Jul-21	Morgan Stanley	4,491,777	4.00%	49,927
55	KCBT Red Wheat	Jul-21	Morgan Stanley	1,940,809	1.73%	204,688
95	Lean Hogs	Jun-21	Morgan Stanley	4,186,608	3.73%	307,432
5	Lean Hogs	Aug-21	Morgan Stanley	197,324	0.18%	2,852
34	Live Cattle	Jun-21	Morgan Stanley	1,569,873	1.40%	(97,278)
17	Silver CMX	Jul-21	Morgan Stanley	2,177,639	1.94%	(9,660)
82	Soybeans	Jul-21	Morgan Stanley	6,313,140	5.62%	343,656
171	Sugar NY	Jul-21	Morgan Stanley	3,254,643	2.90%	86,495
83	Wheat	Jul-21	Morgan Stanley	3,057,709	2.72%	340,664
						$3,519,534
Open Short Future
Contracts
(7)	Gold CMX	Jun-21	Morgan Stanley	(1,157,186)	1.03%	3,928
(53)	Natural Gas	Jun-21	Morgan Stanley	(1,562,382)	1.39%	(150,340)
(5)	Natural Gas	Aug-21	Morgan Stanley	(139,763)	0.12%	(748)
						$(147,160)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 43.90%.